Other taxes payables (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other taxes payables
VAT, net	$ 564	$ 360
Tax withholdings	89	319
Internal taxes	162	138
Tax on SU (Note 2.h)	119	110
Regulatory fees	76	78
Turnover tax	383	75
Municipal taxes	82	35
Retention Decree No.583/10 ENARD	30	26
Tax on personal property - on behalf of Shareholders		8
Total other taxes payables	$ 1,505	$ 1,149